Accounts Payable to Suppliers (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable To Suppliers
Schedule of accounts payable to suppliers

	12.31.2022	12.31.2021
Energy power	1,208,733	1,303,386
Materials and supplies	626,710	770,629
Natural gas for resale	93,696	60,121
Charges for use of grid system	286,331	576,848
	2,215,470	2,710,984
Current	2,090,022	2,585,735
Noncurrent	125,448	125,249